Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies

20.      Financial risk management objectives and policies

The Company’s financial liabilities are long-term borrowings, trade and other payables and the financial derivative instrument. The main purpose of these financial liabilities is to assist the Company in the financing of its operations and the acquisition of vessels. The Company has various financial assets such as trade accounts receivable, financial derivative instrument and cash and short-term deposits including restricted cash, which arise directly from its operations. The main risks arising from the Company’s financial instruments are cash flow interest rate risk, credit risk, liquidity risk and foreign currency risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term debt obligations with floating interest rates. As at December 31, 2021 and 2020, the Company had no long-term borrowings at a fixed interest rate.

Interest rate risk table

The following table demonstrates the sensitivity to a reasonably possible change in interest rates, with all other variables held constant, of the Company’s loss.

	Increase/(Decrease) in basis points	Effect on income / (loss)
2021
$ Libor	+15	(52)
	-20	69
2020
$ Libor	+15	(57)
	-20	75

Foreign currency risk

The following table demonstrates the sensitivity to a reasonably possible change in the Euro exchange rate, with all other variables held constant, to the Company’s loss due to changes in the fair value of monetary assets and liabilities. The Company’s exposure to foreign currency changes for all other currencies as at December 31, 2021 and 2020, was not material.

	Change in rate	Effect on income / (loss)

2021	+10%	(478)
	-10%	478

2020	+10%	(258)
	-10%	258

Credit risk

The Company operates only with recognised, creditworthy third parties including major charterers, commodity traders and government owned entities. Receivable balances are monitored on an ongoing basis with the result that the Company’s exposure to impairment on trade accounts receivable is not significant. The maximum exposure is the carrying value of trade accounts receivable as indicated in the consolidated statement of financial position. With respect to the credit risk arising from other financial assets of the Company such as cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counter parties, which are recognised financial institutions. The Company performs annual evaluations of the relative credit standing of these counter parties. The exposure of these financial instruments is equal to their carrying amount as indicated in the consolidated statement of financial position.

20.       Financial risk management objectives and policies (continued)

Concentration of credit risk table:

The following table provides information with respect to charterers who individually, accounted for approximately more than 10% of the Company’s revenue for the years ended December 31, 2021, 2020 and 2019:

	2021	%	2020	%	2019	%
A	7,726	18%	—	—	—	—
B	4,571	11%	—	—	—	—
C	—	—	751	6%	3,476	22%
Other	30,914	71%	11,002	94%	12,147	78%
Total	43,211	100%	11,753	100%	15,623	100%

Liquidity risk

The Company mitigates liquidity risk by managing cash generated by its operations, applying cash collection targets appropriately. The vessels are normally chartered under time-charter, bareboat and spot agreements where, as per the industry practice, the charterer pays for the transportation service 15 days in advance, supporting the management of cash generation. Vessel acquisitions are carefully controlled, with authorisation limits operating up to board level and cash payback periods applied as part of the investment appraisal process. In this way, the Company maintains a good credit rating to facilitate fund raising. In its funding strategy, the Company’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans. Excess cash used in managing liquidity is only invested in financial instruments exposed to insignificant risk of changes in market value or are being placed on interest bearing deposits with maturities fixed usually for no more than 3 months. The Company monitors its risk relating to the shortage of funds by considering the maturity of its financial liabilities and its projected cash flows from operations.

The table below summarises the maturity profile of the Company’s financial liabilities (including interest) at December 31, 2021 and 2020 based on contractual undiscounted cash flows.

Year ended December 31, 2021	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,566	4,614	29,325	—	35,505
Lease liabilities	92	275	585	—	952
Accrued liabilities and other payables	3,676	—	—	—	3,676
Trade accounts payables	1,100	—	—	—	1,100
Current portion of fair value of derivative financial instruments	23	69	—	—	92
Total	6,457	4,958	29,910	—	41,325

Year ended December 31, 2020	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,302	6,752	32,362	—	41,416
Lease liabilities	106	106	426	—	638
Accrued liabilities and other payables	2,159	—	—	—	2,159
Trade accounts payables	4,758	—	—	—	4,758
Total	9,325	6,858	32,788	—	48,971

Capital management

The primary objective of the Company’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios in order to support its business and maximise shareholder value. The Company manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares as well as managing the outstanding level of debt. Lenders may impose capital structure or solvency ratios (refer to note 11). No changes were made in the objectives, policies or processes during the years ended December 31, 2021 and 2020.